COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Grants underlying basis	The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.
Israel Innovation Authorities | BCT
COMMITMENTS AND CONTINGENCIES
Amounts of grants received	$ 0
Minimum | Israel Innovation Authorities | BCT
COMMITMENTS AND CONTINGENCIES
Percentage of royalty payments agreed for grants	3.00%
Maximum | Israel Innovation Authorities | BCT
COMMITMENTS AND CONTINGENCIES
Percentage of royalty payments agreed for grants	3.50%